Share-Based Compensation Plans - Summary of Company's Share Awards (Detail) - $ / shares	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in usd per share)	$ 3.13	$ 3.12	$ 2.93
Deferred Equity Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested units beginning balance (in usd per share)	3.12	2.93
Granted (in usd per share)	0	0
Vested (in usd per share)	3.09	2.79
Forfeited (in usd per share)	0	0
Unvested units ending balance (in usd per share)	3.13	3.12	2.93
Unvested units beginning balance (in usd per share)	6.37	5.07
Granted (in usd per share)	0	0
Vested (in usd per share)	7.71	6.37
Forfeited (in usd per share)	0	0
Unvested units ending balance (in usd per share)	$ 7.71	$ 6.37	$ 5.07
Unvested units beginning balance (in shares)	2,863,456	6,204,154
Granted (in shares)	0	0
Vested (in shares)	(962,709)	(3,340,698)
Forfeited (in shares)	0	0
Unvested units ending balance (in shares)	1,900,747	2,863,456	6,204,154
Matching Equity Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested units beginning balance (in usd per share)	$ 0.00	$ 0.00
Granted (in usd per share)	0	0
Vested (in usd per share)	0.00	0.00
Forfeited (in usd per share)	0	0
Unvested units ending balance (in usd per share)	0.00	0.00	$ 0.00
Unvested units beginning balance (in usd per share)	3.50	2.33
Granted (in usd per share)	0	0
Vested (in usd per share)	5.10	4.06
Forfeited (in usd per share)	0	0
Unvested units ending balance (in usd per share)	$ 4.60	$ 3.50	$ 2.33
Unvested units beginning balance (in shares)	12,885,551	17,180,734
Granted (in shares)	0	0
Vested (in shares)	(6,204,154)	(4,295,184)
Forfeited (in shares)	0	0
Unvested units ending balance (in shares)	6,681,397	12,885,551	17,180,734